Lease Arrangements - Summary of Right of Use Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
At start of year	£ 216	£ 264
Additions	25	25
Acquisitions	0	1
Remeasurement	9	12
Disposals	(5)	(1)
Depreciation	(66)	(77)
Impairment	(14)	(11)
Exchange translation differences	(4)	3
At end of year	£ 161	£ 216